Derivative Contracts (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Derivative Instruments

		As at December 31, 2023		As at December 31, 2022
Derivatives Not Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value
		($ in millions)		($ in millions)
Foreign Exchange Contracts (1)	Derivative assets	$1,262.1	$31.4	$945.8	$41.9
Foreign Exchange Contracts	Derivative liabilities	$540.8	$(9.3)	$729.5	$(3.2)
Loss Portfolio Transfer Liability - Embedded Derivative (2)	Derivative liabilities	—	$(16.5)	—	(31.7)
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(1)Fair value is net of $3.4 million of cash collateral (December 31, 2022 — $3.7 million).
(2)The LPT contains an embedded derivative within the contract in relation to the variable interest crediting rate.

		As at December 31, 2023		As at December 31, 2022
Derivatives Designated as Cash Flow Hedges Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value
		($ in millions)		($ in millions)
Foreign Exchange Contracts	Derivative assets	$76.9	$0.3	$109.7	$14.3

Gain/(Loss) Recognized in Income on Derivative

		Amount of (Loss)/Gain Recognized on Derivatives
		For the Twelve Months Ended
	Location of Gain/(Loss) Recognized on Derivatives	December 31, 2023	December 31, 2022
Derivatives not designated as hedges		($ in millions)
Foreign Exchange Contracts	Change in Fair Value of Derivatives	10.9	(66.0)
Loss Portfolio Transfer Liability - Embedded Derivative	Change in Fair Value of Derivatives	15.2	(14.5)

Derivatives designated as cash flow hedges
Foreign Exchange Contracts	General, administrative and corporate expenses in consolidated statement of operations	(8.1)	5.9
Foreign Exchange Contracts	Net change from current period hedged transactions in other comprehensive income	(14.0)	15.4